CONDENSED BALANCE SHEET (Parenthetical) - $ / shares		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, outstanding	0	0	0	0
Class A Ordinary Shares
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares subject to possible redemption			31,308,856	0
Temporary equity, shares subject to possible redemption price per share	10.00	10.00	$ 10.00	$ 10.00
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	0	3,191,144	3,191,144	0
Ordinary shares, outstanding	0	3,191,144	3,191,144	0
Ordinary shares subject to possible redemption	0	(244,574)	31,308,856	0
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, issued	8,625,000	8,625,000	8,625,000	8,625,000
Ordinary shares, outstanding	8,625,000	8,625,000	8,625,000	8,625,000
Class B Ordinary Shares | Over-Allotment Option | Maximum
Shares forfeited	1,125,000